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September 2, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Nuveen Flagship Municipal Trust
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     File Nos. 333-14725 and 811-07873
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the prospectus dated August 27, 1999 for the Nuveen Municipal Bond Fund, Nuveen Insured Municipal Bond Fund, Nuveen Flagship All-American Municipal Bond Fund, Nuveen Flagship Intermediate Municipal Bond Fund, and Nuveen Flagship Limited Term Municipal Bond Fund and the Statement of Additional Information also dated August 27, 1999 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 6 filed electronically on August 27, 1999.

Please do not hesitate to contact me at (202) 467-7662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman